Supplement to the
Fidelity MSCI Consumer Discretionary Index ETF, Fidelity MSCI Consumer Staples Index ETF, Fidelity MSCI Energy Index ETF, Fidelity MSCI Financials Index ETF, Fidelity MSCI Health Care Index ETF, Fidelity MSCI Industrials Index ETF, Fidelity MSCI Information Technology Index ETF, Fidelity MSCI Materials Index ETF, Fidelity MSCI Real Estate Index ETF, Fidelity MSCI Telecommunication Services Index ETF, and Fidelity MSCI Utilities Index ETF
November 28, 2015
Prospectus

Effective March 31, 2016, Matthew Goff no longer serves as a portfolio manager of the funds, and Alan Mason serves as a portfolio manager of the funds.

The following information replaces similar information for each fund found in the "Fund Summary" sections under the heading "Portfolio Manager(s)".

Diane Hsiung, Jennifer Hsui, and Greg Savage (portfolio managers) have managed the fund since October 2013.

Alan Mason (portfolio manager) has managed the fund since March 2016.

The following information replaces similar information found in the "Fund Services" section under the heading "Fund Management".

Diane Hsiung, Jennifer Hsui, Alan Mason, and Greg Savage are primarily responsible for the day-to-day management of each fund. Each portfolio manager is responsible for various functions related to portfolio management, including, but not limited to, investing cash inflows, coordinating with members of his or her portfolio management team to focus on certain asset classes, implementing investment strategy, researching and reviewing investment strategy and overseeing members of his or her portfolio management team that have more limited responsibilities.

The following information supplements the biographical information found in the "Fund Management" section.

Alan Mason has been employed by BlackRock Fund Advisors (BFA) (formerly, Barclays Global Fund Advisors ("BGFA")) as a portfolio manager since 1991. Mr. Mason has been a portfolio manager of each fund since March 2016.

EXT-16-01  May 12, 2016
1.9858004.102

Supplement to the

Fidelity® MSCI Consumer Discretionary Index ETF (FDIS), Fidelity MSCI Consumer Staples Index ETF (FSTA),
Fidelity MSCI Energy Index ETF (FENY), Fidelity MSCI Financials Index ETF (FNCL),
Fidelity MSCI Health Care Index ETF (FHLC), Fidelity MSCI Industrials Index ETF (FIDU),
Fidelity MSCI Information Technology Index ETF (FTEC), Fidelity MSCI Materials Index ETF (FMAT),
Fidelity MSCI Real Estate Index ETF (FREL), Fidelity MSCI Telecommunication Services Index ETF (FCOM), and Fidelity MSCI Utilities Index ETF (FUTY)

Funds of Fidelity Covington Trust

STATEMENT OF ADDITIONAL INFORMATION

Principal U.S. Listing Exchange: NYSE Arca, Inc.

November 28, 2015

Effective March 31, 2016, Matthew Goff no longer serves as a portfolio manager of the funds.

Effective March 31, 2016, Alan Mason serves as a portfolio manager of the funds.

The following information supplements information found in the "Management Contracts" section.

The following table provides information relating to other accounts managed by Mr. Mason as of February 29, 2016:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	108	301	174
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	none
Assets Managed (in millions)	$ 72,000	$ 527,000	$ 33,000
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	none

* Includes Fidelity MSCI Consumer Discretionary Index ETF ($201 (in millions) assets managed), Fidelity MSCI Consumer Staples Index ETF ($272 (in millions) assets managed), Fidelity MSCI Energy Index ETF ($294 (in millions) assets managed), Fidelity MSCI Financials Index ETF ($208 (in millions) assets managed), Fidelity MSCI Health Care Index ETF ($574 (in millions) assets managed), Fidelity MSCI Industrials Index ETF ($89 (in millions) assets managed), Fidelity MSCI Information Technology Index ETF ($319 (in millions) assets managed), Fidelity MSCI Materials Index ETF ($53 (in millions) assets managed), Fidelity MSCI Real Estate Index ETF ($46 (in millions) assets managed), Fidelity MSCI Telecommunication Services Index ETF ($135 (in millions) assets managed), and Fidelity MSCI Utilities Index ETF ($239 (in millions) assets managed).

DOLLAR RANGE OF FUND SHARES OWNED AS OF February 29, 2016
	Fidelity MSCI Consumer Discretionary Index ETF	Fidelity MSCI Consumer Staples Index ETF	Fidelity MSCI Energy Index ETF	Fidelity MSCI Financials Index ETF	Fidelity MSCI Health Care Index ETF	Fidelity MSCI Industrials Index ETF	Fidelity MSCI Information Technology Index ETF	Fidelity MSCI Materials Index ETF	Fidelity MSCI Real Estate Index ETF	Fidelity MSCI Telecommunication Services Index ETF	Fidelity MSCI Utilities Index ETF
Alan Mason	none	none	none	none	none	none	none	none	none	none	none
EXTB-16-01  May 12, 2016
1.9870315.100